INCOME TAXES (SUMMARY OF VALUATION ALLOWANCE) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Increase (Decrease) in Valuation Allowance [Roll Forward]
Beginning valuation allowance	$ 294.8	$ 766.9	$ 938.4
Increase (decrease) in valuation allowance	(48.8)	(472.1)	(171.5)
Ending valuation allowance	$ 246.0	$ 294.8	$ 766.9